Details of Other Short-Term Borrowings (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Short-term Debt [Line Items]
Short-term notes	¥ 497,100	[1]	¥ 477,400	[1]
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper	199,500		164,194
Short-term notes	¥ 87,468		¥ 88,083

[1]	Short-term notes are issued under laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.